Financial Risk Factors and Risk Management - Details on Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - Foreign Currency € in Millions	Dec. 31, 2018 ¥ / €	Dec. 31, 2018 £ / €	Dec. 31, 2018 SFr / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
FINANCIAL RISK FACTORS
Exposure					€ 6,300	€ 900
FX forward contracts | 1 to 6 months
FINANCIAL RISK FACTORS
Exposure					337
Average forward rate	130.91	89.42	1.15	1.61
FX forward contracts | 6 to 12 months
FINANCIAL RISK FACTORS
Exposure					€ 195
Average forward rate	130.06	90.21	1.14	1.62